Consolidated (Loss) Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	$ 2,981.9	$ 3,623.2
Cost of sales	2,216.9	2,539.6
Gross profit	765.0	1,083.6
Research and development expenses	104.7	137.5
Selling, general and administrative expenses	398.9	437.5
Other (gains) and losses	91.7	(16.8)
Share of after-tax profit of equity accounted investees	(2.7)	(27.5)
Restructuring, integration and acquisition costs	124.0	15.8
Operating income	48.4	537.1
Finance expense – net	135.6	144.4
(Loss) earnings before income taxes	(87.2)	392.7
Income tax (recovery) expense	(39.7)	73.8
Net (loss) income	(47.5)	318.9
Attributable to:
Equity holders of the Company	(47.2)	311.4
Non-controlling interests	$ (0.3)	$ 7.5
(Loss) earnings per share attributable to equity holders of the Company
Basic – (in Canadian dollars per share)	$ (0.17)	$ 1.17
Diluted – (in Canadian dollars per share)	$ (0.17)	$ 1.16